Fair Value Of Financial Instruments (Schedule Of Changes In Fair Value Associated With Level 3 Financial Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers, Into Level 3	$ 0
Transfers, Out of Level 3	(18,300)
Non-Agency [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	1,082	$ 1,476
Unrealized gains/(losses), Included in changes in net assets	(260)	(18)
Realized gains/(losses)	90	54
Sales	(324)
Redemptions	(230)	(430)
Net change	(724)	(394)
Ending Balance	358	1,082
Corporate Equity Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	3,833	2,942
Unrealized gains/(losses), Included in changes in net assets	(133)	(361)
Realized gains/(losses)	13	2,453
Purchases		3,593
Sales	(120)
Redemptions		(4,794)
Transfers, Out of Level 3	(3,593)
Net change	(3,833)	891
Ending Balance		3,833
Corporate Fixed Income Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	273
Purchases		292
Redemptions	(31)	(19)
Net change	(31)	273
Ending Balance	242	273
Equity Auction Rate Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	48,689	50,442
Unrealized gains/(losses), Included in changes in net assets	785	547
Purchases		50
Redemptions		(2,350)
Transfers, Out of Level 3	(14,685)
Net change	(13,900)	(1,753)
Ending Balance	34,789	48,689
Equity Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	600	619
Unrealized gains/(losses), Included in changes in net assets	(88)	(279)
Realized gains/(losses)	(259)
Purchases		253
Transfers, Into Level 3		7
Net change	(347)	(19)
Ending Balance	253	600
Auction Rate Municipal Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	832	1,315
Unrealized gains/(losses), Included in changes in net assets	14	67
Redemptions		(550)
Net change	14	(483)
Ending Balance	846	832
Other Investment [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	1,240	20
Realized gains/(losses)	(383)
Purchases		3,782
Transfers, Into Level 3		465
Transfers, Out of Level 3		(3,027)
Net change	(383)	1,220
Ending Balance	$ 857	$ 1,240